S-K 1606, De-SPAC Board Determination	Jan. 28, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

In considering the recommendation of the EQV Board to vote in favor of the Business Combination, shareholders should be aware that aside from their interests as shareholders, our Sponsor and certain directors and officers of EQV and EQVR have interests in the Business Combination that may be different from, or in addition to, those of other shareholders generally. Our Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Business Combination, approving the Business Combination and in recommending to shareholders that they approve the Business Combination. Shareholders should take these interests into account in deciding whether to approve the Business Combination.

These interests include, among other things:

•        the fact that the Sponsor and EQV directors and officers have agreed not to redeem any Ordinary Shares held by them in connection with a shareholder vote to approve a proposed initial business combination;

•        the fact that our Sponsor paid an aggregate of $25,000 for the Class B Shares, and upon the completion of the Business Combination, the Class B Shares will convert into Presidio Class A Common Stock at a conversion rate that entitles the holders of such Class B Shares to continue to own, in the aggregate, approximately 10.0% of the Presidio Class A Common Stock (after giving effect to the Class B Contribution, assuming that the Earn-Out Shares vest in full and assuming the No Redemption Scenario). As a result, our Sponsor ultimately expects to receive up to 7,622,037 shares of Presidio Class A Common Stock (giving effect to the Class B Contribution and assuming the Earn-Out Shares vest in full) in connection with the conversion of the Class B Shares in connection with the Business Combination and such securities will have a significantly higher value at the time of the Business Combination which, if unrestricted and freely tradable, would be valued at approximately $80,107,609 based on the January 8, 2026 Closing Price, resulting in a theoretical gain of approximately $80,082,609, but, given the restrictions on such shares, EQV believes such shares have less value. If the Business Combination is not consummated, the Sponsor will not realize such theoretical gain;

•        the fact that the Sponsor and EQV directors and officers have agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Class B Shares held by them if EQV fails to complete an initial business combination by August 8, 2026 (unless extended);

•        the fact that our Sponsor paid an aggregate of $4,000,000 for its 400,000 Private Placement Units consisting of Class A Shares and EQV private placement warrants and that such EQV private placement warrants underlying such units will expire worthless if a business combination is not consummated by August 8, 2026 (unless extended);

•        the fact that up to an aggregate amount of $1,500,000 of any amounts outstanding under any working capital loans made by our Sponsor or any of its affiliates to EQV may be converted into Private Placement Units at a price of $10.00 per Private Placement Unit at the option of the lender;

•        the fact that certain of EQV’s officers and directors, other than EQV’s independent directors, collectively own, directly or indirectly, a material interest in the Sponsor;

•        the fact that the Sponsor will have the right to designate two directors so long as they own in the aggregate greater than 20% of Presidio’s common equity and one director so long as they own in the aggregate greater than 10% of Presidio’s common equity;

•        the fact that following the consummation of the Business Combination, Presidio will acquire all of the issued and outstanding equity interests of EQVR via merger pursuant to the EQVR Merger Agreement for consideration of (i) 3,422,260 shares of Presidio Class A Common Stock issued to EQVR Intermediate, which would be valued at approximately $35,967,953 based on the January 8, 2026 Closing Price and (ii) a cash payment sufficient to repay EQVR’s indebtedness at closing of the EQVR Acquisition, which the Company anticipates to be $25,000,000 as of the Closing Date (such figure includes an anticipated pre-Closing paydown of such indebtedness);

•        the fact that Jerry Silvey, Jerome C. Silvey, Jr. and Tyson Taylor, members of the EQV Board, also constitute the board of managers of the Sponsor and serve on the board of the entity that controls EQVR;

•        the fact that certain directors and officers of EQV and EQVR own indirect equity interests in EQVR, which have no liquid trading market, and as a consequence of the EQVR Acquisition will have an indirect interest in publicly tradeable securities, such that: (i) Jerry Silvey is expected to indirectly own 1,370,565 shares of Presidio Class A Common Stock, which would be valued at approximately $14,404,638 based on the January 8, 2026 Closing Price; (ii) Grant Raney is expected to indirectly own 99,246 shares of Presidio Class A Common Stock, which would be valued at approximately $1,043,075 based on the January 8, 2026 Closing Price; and (iii) Tyson Taylor and Will Smith are each expected to indirectly own 41,532 shares of Presidio Class A Common Stock, which would be valued at approximately $436,501 based on the January 8, 2026 Closing Price;

•        the continued indemnification of EQV’s directors and officers under the Existing Governing Documents and the continuation of EQV’s directors’ and officers’ liability insurance after the Business Combination;

•        the fact that our Sponsor and EQV’s officers and directors will lose their entire investment of approximately $4,025,000 in EQV and will not be reimbursed for any loans extended, fees due or out-of-pocket expenses if an initial business combination is not consummated by August 8, 2026 (unless extended). As described above, following the Business Combination, our Sponsor ultimately expects to receive up to 7,622,037 shares of Presidio Class A Common Stock (giving effect to the Class B Contribution and assuming the Earn-Out Shares vest in full) in connection with the conversion of the Class B Shares in connection with the Business Combination and each of EQV’s independent directors held 40,000 Class A Shares. Additionally, our Sponsor purchased 400,000 Private Placement Units simultaneously with the consummation of the IPO for an aggregate purchase price of $4,000,000, which consists of 400,000 Class A Shares and 133,333 EQV private placement warrants. The 7,622,037 shares of Presidio Class A Common Stock expected to be owned by our Sponsor would have had an aggregate market value of approximately $80,107,609 based on the January 8, 2026 Closing Price. The 400,000 Private Placement Units held by the Sponsor would have had an aggregate market value of approximately $4,204,000 based on the January 8, 2026 Closing Price, and the 133,333 EQV private placement warrants held by Sponsor would have had an aggregate market of approximately $62,667 based on the January 8, 2026 Closing Price;

•        the fact that if the Trust Account is liquidated, including in the event EQV is unable to complete an initial business combination within the required time period, our Sponsor has agreed to indemnify EQV to ensure that the proceeds in the Trust Account are not reduced below $10.00 per public share, or such lesser per public share amount as is in the Trust Account on the liquidation date, by the claims of prospective target businesses with which EQV has entered into an acquisition agreement or claims of any third party for services rendered or products sold to EQV, but only if such a vendor or target business has not executed a waiver of any and all rights to seek access to the Trust Account;

•        the fact that the Sponsor will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders rather than liquidate;

•        the Sponsor and its affiliates can earn a positive rate of return on their investment, even if other EQV shareholders experience a negative rate of return in the post-business combination company; and

•        the terms and provisions of the Related Agreements as set forth in detail under “Business Combination Proposal — Related Agreements”.

These interests may influence our directors in making their recommendations that you vote in favor of the approval of the Business Combination.

Interests of Certain Members of Management and the Board of Directors of PIH in the Business Combination

In considering the recommendation of the EQV Board to vote in favor of the Business Combination, shareholders should also be aware that certain members of management and the board of directors of PIH may have interests in the Business Combination that are different from those of the public shareholders. These interests may include, among other things, the fact that certain members of management and the board of directors of PIH will be (i) issued an aggregate of 562,746 shares of Presidio Class A Common Stock (or securities convertible into Presidio Class A Common Stock) having a value of approximately $5,914,460 (based on the January 8, 2026 Closing Price) for no additional consideration in exchange for the Sponsor’s contribution of 562,746 Class B Shares to EQV as a contribution to capital at Closing, (ii) granted representation on the board at Closing, (iii) entering into employment agreements at Closing and (iv) granted customary indemnification rights.